Capital risk (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Detailed Information About Capital Ratio In Current MDA Explanatory
The headroom of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2020 was:

Current MDA
%
Pillar 1	4.5
Pillar 2A(1)	2.8
CCB	2.5
CCyB(2)	—
O-SII	1.0
Current MDA trigger	10.8
Headroom to current MDA	4.6
Total CET1 capital ratio	15.4
(1)Santander UK’s (i.e. the Ring-Fenced Bank’s) Pillar 2 CET1 requirement was 4.94% at 31 December 2020, Pillar 2A guidance is a point in time assessment.
(2)    The current applicable UK CCyB rate is 0% (2019: 1%).

Summary of Detailed Information About Recapitalisation For Holdings Group Explanatory

	2020	2019
	%	%
CET1 capital ratio	15.4	14.3
AT1	2.7	2.7
Grandfathered Tier 1	0.4	0.7
Tier 2	2.7	4.0
Total capital ratio	21.2	21.7

Summary of Regulatory Capital Resources
Regulatory capital resources (audited)
This table shows our qualifying regulatory capital.

	2020	2019
	£m	£m
CET1 capital	11,057	10,419
AT1 capital	2,281	2,443
Tier 1 capital	13,338	12,862
Tier 2 capital	1,909	2,925
Total regulatory capital(1)	15,247	15,787
(1)    Capital resources include a transitional IFRS 9 benefit at 31 December 2020 of £73m (2019: £16m).

Summary of Detailed Information About For Additional Capital And Risk Management Explanatory	The tables below are consistent with our regulatory filings for 31 December 2020 and 31 December 2019.

	2020	2019
	£bn	£bn
Total RWAs	71.9	72.6